INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Effective tax rate	29.80%	30.50%
Temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognised	$ 694,367	$ 274,747